Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
LINE OF CREDIT

5 – LINE OF CREDIT

The Company has a $150,000 revolving line of credit with a bank for its general working capital needs. The line of credit is secured by all business assets, collateral, and personal guarantees. The line of credit has an open ended maturity date, is automatically renewed unless cancelled, and incurs interest at the Bank’s prime rate plus 3%. The Bank’s prime rate of interest at June 30, 2012 was 3.25%

4 –  LINE OF CREDIT

The Company has a $150,000 revolving line of credit due on demand with a bank for its general working capital needs. The line of credit is secured by all business assets, collateral, and personal guarantees of a stockholder of the Company. The line of credit has an open ended maturity date, is automatically renewed unless cancelled, and incurs interest at the Bank’s prime rate plus 3%. The Bank’s prime rate of interest at December 31, 2011 and 2010 was 3.25%.